RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
14.	RELATED-PARTY TRANSACTIONS

In June 2019, the Company ownership changed from wholly owned by HHC to 75% owned, with 25% ownership by Markel. At this time Markel and its affiliates became related parties.

The Company has transactions with its Members, which include the following:

Alliance Agreement: The Company’s United States MGAs have personal and commercial lines of business written with related Markel-affiliated carriers. The following table provides information about Markel-affiliated due to insurer liabilities and commission revenue under the agreement with Markel- affiliated carriers:

	September 30, 2021	December 31, 2020
Due to insurer	$79,336,222	$45,651,483
Percent of total	93%	93%

	Nine Months Ended
	September 30, 2021	September 30, 2020
Commission revenue	$152,268,330	$129,041,585
Percent of total	92%	91%

Reinsurance Agreement: Under a quota share with Evanston, Hagerty Re reinsures 60% of the risks in 2021 and 50% of the risks in 2020 written through the Company’s United States MGAs. Additionally, in 2021 Hagerty Re began reinsuring 60% of the risks written by the Company’s United Kingdom MGA with Markel International Insurance Company Limited. All balances listed below and presented in the condensed consolidated balance sheets and statements of income and comprehensive income are related to business with a Markel affiliate:

	September 30, 2021	December 31, 2020
Assets
Deferred acquisition costs	$85,760,754	$55,832,707
Premiums receivable	102,268,533	49,938,030
Total assets	$188,029,287	$105,770,737
Liabilities
Losses payable	$—	$21,049,109
Provision for unpaid loss and loss adjustment expenses	98,441,148	53,281,356
Unearned premiums	182,996,606	118,207,080
Commissions payable	64,388,750	42,643,666
Total liabilities	$345,826,504	$235,181,211

	Nine Months Ended
	September 30, 2021	September 30, 2020
Revenue
Earned premium	$202,421,589	$156,050,338
Expenses
Ceding commission	97,261,403	$86,827,342
Losses and loss adjustment expenses	83,044,526	64,361,148
Total expenses	$180,305,929	$151,188,490

17.	RELATED-PARTY TRANSACTIONS